Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (8,823)		$ (1,379)		$ (5,512)		$ (7,100)
Other comprehensive income (loss):
Foreign currency translation adjustments	(502)		561		25		(175)
Net unrealized gain (loss) on marketable securities, net of tax	4	[1]	15	[1]	18	[2]	(22)	[2]
Other comprehensive income related to joint venture							156
Total other comprehensive income (loss)	(498)		576		43		(41)
Total comprehensive loss	$ (9,321)		$ (803)		$ (5,469)		$ (7,141)

[1]	The Company recorded $1,000 and $5,000 of tax expense on unrealized gain on marketable securities for the three months ended March 31, 2020 and 2019, respectively.
[2]	The Company recorded $6 thousand of tax expense and $7 thousand of tax benefits on marketable securities for the years ended December 31, 2019 and 2018, respectively.